Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2021	31 December 2020
Property, plant and equipment owned	24 459	24 191
Property, plant and equipment leased (right-of-use assets)	2 219	2 228

Total property, plant and equipment	26 678	26 419

	31 December 2021				31 December 2020
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 237	34 976	1 780	48 993	48 757

Effect of movements in foreign exchange	(383)	(1 162)	(70)	(1 616)	(1 644)
Acquisitions	44	1 296	3 399	4 739	3 188
Acquisitions through business combinations	(0)	2	0	2	111
Disposals through sale and derecognition	(104)	(1 197)	(1)	(1 301)	(1 274)
Disposals through the sale of subsidiaries	(18)	(33)	—	(51)	—
Transfer (to)/from other asset categories and other movements¹	598	2 025	(2 646)	(23)	(145)

Balance at end of the period	12 374	35 906	2 462	50 742	48 993

Depreciation and impairment losses
Balance at end of previous year	(3 950)	(20 852)	—	(24 802)	(23 242)

Effect of movements in foreign exchange	123	690	—	813	625
Depreciation	(376)	(3 008)	—	(3 384)	(3 250)
Disposals through sale and derecognition	64	1 104	—	1 168	1 130
Disposals through the sale of subsidiaries	17	29	—	46	—
Impairment losses	(19)	(161)	(2)	(182)	(145)
Transfer to/(from) other asset categories and other movements 1	(151)	206	2	57	80

Balance at end of the period	(4 292)	(21 992)	—	(26 284)	(24 802)

Carrying amount
at 31 December 2020	8 287	14 124	1 780	24 191	24 191

at 31 December 2021	8 082	13 915	2 462	24 459	—

As at 31 December 2021, the carrying amount of property, plant and equipment subject to restrictions on title amounted to 1m US dollar (31 December 2020: 2m US dollar).
Contractual commitments to purchase property, plant and equipment amounted to 449m US dollar as at 31 December 2021 compared to 528m US dollar as at 31 December 2020.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 5 498m US dollar in 2021 compared to 3 687m US dollar for the same period last year. Out of the total 2021 capital expenditures approximately 44% was used to improve the company’s production facilities while 41% was used for logistics and commercial investments and 15% for improving administrative capabilities and for the purchase of hardware and software.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228
Depreciation for the year ended 31 December	(343)	(156)	(499)
Additions to right-of-use assets in 2021
were 674m US dollar (2020: 381m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases. In 2021, 112m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use
assets (2020: 107m US dollar; 2019: 152m US dollar). As at 31 December 2021, the undiscounted lease payments of the non-cancelable
lease payments are expected to be received as follows: 116m US dollar in the next 12 months, 295m US dollar in the years 2 through 5 and 104m US dollar after 5 years.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.